EFFECT OF RECENTLY ADOPTED AND ISSUED PRONOUNCEMENTS	9 Months Ended
Jul. 31, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]

10.       EFFECT OF RECENTLY ADOPTED AND ISSUED PRONOUNCEMENTS

In July 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2013-11 (“ASU 2013-11”) which requires the netting of unrecognized tax benefits against a deferred tax asset for a loss or other carry forward that would apply in settlement of the uncertain tax positions. Under the new standard, unrecognized tax benefits will be netted against all available same-jurisdiction loss or other tax carry forwards that would be utilized, rather than only against carry forwards that are created by the unrecognized tax benefits. ASC 2013-11 is effective for fiscal years and interim periods within those fiscal years beginning on or after December 15, 2013.  The adoption of ASC 213-11 on November 1, 2014 is not expected to have a material effect on our consolidated financial statements.

In May 2014, the FASB issued Accounting Standards Update 2014-09 (“ASU 2014-09”), “Revenue from Contracts with Customers”.  The amendments in ASU 2014-9 create Topic 606, Revenue from Contracts with Customers, and supersede the revenue recognition requirements in Topic 605, Revenue Recognition, including most industry-specific revenue recognition guidance.  In addition, the amendments supersede the cost guidance in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts, and create new Subtopic 340-40, Other Assets and Deferred Costs—Contracts with Customers.  In summary, the core principle of Topic 606 is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  ASC 2014-09 is effective for fiscal years and interim periods within those fiscal years beginning on or after December 15, 2016.  The adoption of ASC 213-11 on November 1, 2017 is not expected to have a material effect on our consolidated financial statements.